Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation
2.	APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRSs”) AND INTERPRETATION

In the current year, the Group has applied, for the first time, the following new and amendments to IFRSs and interpretation issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for the current year:

•	IFRS 9, “Financial Instruments”

•	IFRS 15, “Revenue from Contracts with Customers” and the related Amendments

•	IFRIC 22, “Foreign Currency Transactions and Advance Consideration”

•	Amendments to IFRS 2, “Classification and Measurement of Share-based Payment Transactions”

•	Amendments to IFRS 4, “Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts”

•	Amendments to IAS 40, “Transfers of Investment Property”

•	Amendments to IAS 28 as part of the “Annual Improvements to IFRS Standards 2014-2016 Cycle”

Except for IFRS 9, “Financial Instruments” and IFRS 15, “Revenue from Contracts with Customers” and the related Amendments as described below, the application of the above amendments to IFRSs and interpretation has had no material effect on the Group’s consolidated financial statements.

The Group has not yet applied any new and revised standard or interpretation that is not yet effective for the current year (Note 42).

2.1	IFRS 15, “Revenue from Contracts with Customers”

The Group has applied IFRS 15 for the first time in the current year. IFRS 15 superseded IAS 18, “Revenue”, IAS 11, “Construction Contracts” and the related interpretations.

The Group has applied IFRS 15 retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application, January 1, 2018. Any difference at the date of initial application is recognized in the opening reserves and comparative information has not been restated. Furthermore, in accordance with the transition provisions in IFRS 15, the Group has elected to apply the standard retrospectively only to the contracts that are not completed at January 1, 2018. Accordingly, certain comparative information may not be comparable as comparative information was prepared under IAS 18, “Revenue” and the related interpretations.

The Group recognizes revenue from the following major sources which arise from contracts with customers:

•	Telecommunications services, including voice, Internet, information and application and telecommunications network resource and equipment services, and resale of mobile services (MVNO); and

•	Sales, and repair and maintenance of telecommunications equipment and others.

Information about the Group’s performance obligations and the accounting policies resulting from application of IFRS 15 are disclosed in Notes 25 and 3(m) respectively.

Summary of effects arising from initial application of IFRS 15

The following table summarizes the impacts of transition to IFRS 15 on reserves as of January 1, 2018.

RMB
Reserves
Consideration payable to customers	2,884
Contract with multiple performance obligations	663
Incremental costs of obtaining contracts	1,210
Tax effect	(1,066)

Increase as of 1 January 2018	3,691

The following adjustments were made to the amounts recognized in the consolidated statement of financial position as of January 1, 2018. Line items that were not affected by the changes have not been included.

			Carrying amounts previously reported as of December 31, 2017			Carrying amounts under IFRS 15 as of January 1, 2018*
	Notes			Reclassification	Remeasurement
			RMB	RMB	RMB	RMB
Non-current assets
Other assets	(a	)	3,349	—	1,210	4,559
Current assets
Accounts receivable, net	(b	)	22,096	(596)	—	21,500
Contract assets	(b,e	)	—	633	23	656
Prepayments and other current assets	(b	)	22,128	(37)	—	22,091
Current liabilities
Accrued expenses and other payables	(c	)	98,695	(64,912)	—	33,783
Contract liabilities	(c,d,e	)	—	65,699	(3,524)	62,175
Current portion of deferred revenues	(c	)	1,233	(787)	—	446
Non-current liabilities
Deferred tax liabilities	(a,d,e	)	8,010	—	1,066	9,076
Equity
Reserves			244,935	—	3,691	248,626

*	The amounts in this column are before the adjustments from the application of IFRS 9.

Notes:

(a)

The Group incurred incremental commission paid/payable to third party agents in connection with obtaining the contracts with customers. These amounts were previously expensed as incurred. At the date of initial application of IFRS 15, incremental costs of obtaining contracts, netted off deferred tax, amounting to RMB940 were recognized with corresponding adjustments to reserves.

(b)

At the date of initial application of IFRS 15, unbilled revenue of RMB633 arising from information and application service contracts are conditional on the Group’s achieving specified milestones as stipulated in the contracts, and hence such balance was reclassified from accounts receivable and prepayments and other current assets to contract assets.

(c)

At the date of initial application of IFRS 15, considerations received from telecommunications service contracts included in receipts in advance and deferred revenues amounting to RMB64,912 and RMB787, respectively, were reclassified from accrued expenses and other payables and current portion of deferred revenues to contract liabilities.

(d)

Certain subsidies payable to third party agents incurred by the Group in respect of customer contracts, which will be ultimately enjoyed by end customers, and other subsidies incurred by the Group directly payable to its customers, were previously expensed as incurred. At the date of initial application of IFRS 15, such subsidies were considered as consideration payable to customers and the related impact, netted off deferred tax, amounting to RMB2,224 were recognized with corresponding adjustments to reserves.

(e)

The sales of terminal equipment and the provision of telecommunications services represent separate performance obligations from the Group’s direct sales of promotional packages. The total contract consideration of a promotional package is previously allocated to revenues generated from the provision of telecommunications services and the sales of terminal equipment using the residual method. At the date of initial application of IFRS 15, the transaction price was allocated to each performance obligation in the contract on a relative stand-alone selling price basis, and the consideration allocated to sales of terminal equipment was recognized as revenue at contract inception, i.e. when the equipment are delivered, while consideration allocated to provision of telecommunications services would be subsequently recognized as revenue as services are delivered during the contract period, with the impact, netted of deferred tax, amounting to RMB527 recognized with corresponding adjustments to reserves.

The following tables summarize the impacts of applying IFRS 15 on the Group’s consolidated statement of financial position as of December 31, 2018 and its consolidated statement of comprehensive income and consolidated statement of cash flows for the current year for each of the line items affected. Line items that were not affected by the changes have not been included.

Impact on the consolidated statement of financial position

	Notes		As reported as of December 31, 2018	Adjustments	Amounts without application of IFRS 15 as of December 31, 2018
			RMB	RMB	RMB
Non-current assets
Other assets	(a	)	4,840	(1,287)	3,553
Current assets
Accounts receivable, net	(b	)	20,475	461	20,936
Contract assets	(b,e	)	478	(478)	—
Current liabilities
Accrued expenses and other payables	(c,d,e	)	43,497	57,681	101,178
Contract liabilities	(c	)	55,783	(55,783)	—
Current portion of deferred revenues	(c	)	375	765	1,140
Non-current liabilities
Deferred tax liabilities			13,138	(869)	12,269
Equity
Reserves			262,137	(3,098)	259,039

Impact on the consolidated statement of comprehensive income

	Notes		As reported for the year ended December 31, 2018	Adjustments	Amounts without application of IFRS 15 for the year ended December 31, 2018
			RMB	RMB	RMB
Operating revenues	(d,e	)	377,124	4,377	381,501

Operating expenses
Selling, general and administrative	(a,d,e	)	59,422	3,956	63,378
Other operating expenses	(e	)	37,697	(369)	37,328
Total operating expenses			348,410	3,587	351,997

Operating profit			28,714	790	29,504

Profit before taxation			28,148	790	28,938
Income tax			6,810	197	7,007
Profit for the year			21,338	593	21,931

Total comprehensive income for the year			21,243	593	21,836
Impact on the consolidated statement of cash flows
			As reported for the year ended December 31, 2018	Adjustments	Amounts without application of IFRS 15 for the year ended December 31, 2018
			RMB	RMB	RMB
Profit before taxation			28,148	790	28,938

Operating profit before changes in working capital			108,080	790	108,870

Increase in accounts receivable			(1,848)	164	(1,684)
Decrease in contract assets			170	(170)	—
Decrease in other assets			271	77	348
Increase in accrued expenses and other payables			9,842	(7,253)	2,589
Decrease in contract liabilities			(6,414)	6,414	—
Decrease in contract revenues			(138)	(22)	(160)

Net cash from operating activities			99,298	—	99,298

Notes:

(a)

The Group incurred incremental commission paid/payable to third party agents in connection with obtaining the contracts with customers. These amounts were previously expensed as incurred. Upon application of IFRS 15, incremental costs of obtaining contracts were recognized as an asset if the Group expects to recover such cost. The asset so recognized was subsequently amortized to consolidated statement of comprehensive income on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates. This change in accounting policy resulted in a reduction of operating expenses by RMB77 for the year ended December 31, 2018, and an increase in contract costs, included in other assets, by RMB1,287 as of December 31, 2018.

(b)

At December 31, 2018, upon application of IFRS 15, unbilled revenue of RMB461 arising from information and application service contracts are conditional on the Group’s achieving specified milestones as stipulated in the contracts, and hence such balance was recognized as contract assets. Before application of IFRS 15, such balance was presented as accounts receivable.

(c)

At December 31, 2018, upon application of IFRS 15, consideration received from telecommunications service contracts amounting to RMB55,783 was recognized as contract liability. Before application of IFRS 15, such balance was presented as receipts in advance (included in accrued expenses and other payables) and current portion of deferred revenues amounting to RMB55,018 and RMB765, respectively.

(d)

Certain subsidies payable to third party agents incurred by the Group in respect of customer contracts, which will be ultimately enjoyed by end customers, and other subsidies incurred by the Group directly payable to its customers, were previously expensed as incurred. Upon application of IFRS 15, such subsidies were considered as consideration payable to a customer and were accounted for as a reduction of operating revenues unless the payment to the customer is in exchange for a distinct good or service that the customer transfers to the Group and the fair value of the good or service received from the customer can be reasonably estimated. This change in accounting policy resulted in a reduction of operating revenues by RMB3,897 and a reduction of operating expenses by RMB3,510 for the year ended December 31, 2018, and a reduction of contract liabilities, which was presented as accrued expenses and other payables before application of IFRS 15, by RMB2,497 as of December 31, 2018.

(e)

The sales of terminal equipment and the provision of telecommunications services represent separate performance obligations from the Group’s sales of promotional packages. The total contract consideration of a promotional package is previously allocated to revenues generated from the provision of telecommunications services and the sales of terminal equipment using the residual method. Upon application of IFRS 15, the transaction price was allocated to each performance obligation in the contract on a relative stand-alone selling price basis, and the consideration allocated to sales of terminal equipment was recognized as revenue at contract inception, i.e. when the equipment are delivered, while consideration allocated to provision of telecommunications services would be subsequently recognized as revenue as services are delivered during the contract period. This change in accounting policy resulted in a reduction of operating revenues by RMB480 for the year ended December 31, 2018, a reduction of contract liabilities, which was presented as accrued expenses and other payables before application of IFRS 15, by RMB166, and an increase of contract assets by RMB17 as of December 31, 2018.

2.2	IFRS 9, “Financial Instruments”

In the current year, the Group has applied IFRS 9, “Financial instruments” and the related consequential amendments to other IFRSs. IFRS 9 introduces new requirements for (1) the classification and measurement of financial assets and financial liabilities, (2) expected credit losses (“ECL”) for financial assets and other items (for example, contract assets) and (3) general hedge accounting.

The Group has applied IFRS 9 in accordance with the transition provisions set out in IFRS 9, i.e. applied the classification and measurement requirements (including impairment under ECL model) retrospectively to instruments that have not been derecognized as of January 1, 2018 (date of initial application) and has not applied the requirements to instruments that have already been derecognized as of January 1, 2018. The difference between carrying amounts as of December 31, 2017 and the carrying amounts as of January 1, 2018 are recognized in the opening reserves, without restating comparative information.

Accordingly, certain comparative information may not be comparable as comparative information was prepared under IAS 39, “Financial Instruments: Recognition and Measurement”.

Accounting policies resulting from application of IFRS 9 are disclosed in Note 3(k).

Summary of effects arising from initial application of IFRS 9

The table below illustrates the classification and measurement of financial assets and other items subject to ECL under IFRS 9 and IAS 39 at the date of initial application, January 1, 2018.

	Notes		Investments	Equity instruments at fair value through other comprehensive income	Accounts receivable	Contract assets	Prepayments and other current assets	Deferred tax assets	Deferred tax liabilities	Reserves	Non- controlling interests
			RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Closing balance as of December 31, 2017 – IAS 39			1,154	—	22,096	—	22,128	5,479	8,010	244,935	830
Effect arising from initial application of IFRS 15			—	—	(596)	656	(37)	—	1,066	3,691	—
Effect arising from initial application of IFRS 9:
Reclassification
From investments	(a	)	(1,154)	1,154	—	—	—	—	—	—	—
Remeasurement
Impairment under ECL model	(b	)	—	—	(919)	—	(1)	203	—	(716)	(1)

Opening balance as of January 1, 2018			—	1,154	20,581	656	22,090	5,682	9,076	247,910	829

Notes:

(a)	Available for sale (“AFS”) investments

From AFS equity investments to equity instruments at fair value through other comprehensive income (“FVTOCI”)

The Group elected to present in other comprehensive income (“OCI”) for the fair value changes of all its equity investments previously classified as available-for-sale investments. These investments are not held for trading and not expected to be sold in the foreseeable future. At the date of initial application of IFRS 9, RMB1,154 were reclassified from investments to equity instruments at FVTOCI, of which RMB185 related to unquoted equity investments previously measured at cost less impairment under IAS 39. The fair value gains of RMB674 relating to those investments previously carried at fair value continued to accumulate in other reserves.

(b)	Impairment under ECL model

The Group applies the IFRS 9 simplified approach to measure ECL which uses a lifetime ECL for all accounts receivable and contract assets. To measure the ECL, accounts receivable and contract assets have been grouped based on shared credit risk characteristics, nature of services provided as well as type of customers. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as accounts receivable for the same types of contracts. The Group has therefore concluded that the expected loss rates for accounts receivable are a reasonable approximation of the loss rates for contract assets.

Loss allowances for other financial assets at amortized cost mainly comprise of financial assets included in prepayments and other current assets, are measured on 12-month ECL (“12m ECL”) basis and there have been no significant increase in credit risk since initial recognition.

As of January 1, 2018, the additional credit loss allowance of RMB920 and the related deferred tax impact of RMB203 have been recognized against reserves and non-controlling interests. The additional loss allowance is charged against the respective assets.

All loss allowances for financial assets measured at amortized cost, including accounts receivable and financial assets included in prepayments and other current assets as of December, 31 2017 reconciled to the opening loss allowance as of January,1 2018 are as follows:

	Accounts receivable	Prepayments and other current assets
	RMB	RMB
As of December 31, 2017 – IAS 39	3,842	370
Amount remeasured through opening reserves	919	1

As of January 1, 2018	4,761	371

2.3	Impacts on opening consolidated statement of financial position arising from the application of all new standards

As a result of the changes in the Group’s accounting policies above, the opening consolidated statement of financial position had to be restated. The following table shows the adjustments recognized for each of the line items affected.

	December 31, 2017	IFRS 15	IFRS 9	January 1, 2018
	RMB	RMB	RMB	RMB
	(audited)			(restated)
Non-current assets
Investments	1,154	—	(1,154)	—
Equity instruments at fair value through other comprehensive income	—	—	1,154	1,154
Deferred tax assets	5,479	—	203	5,682
Other assets	3,349	1,210	—	4,559
Others with no adjustments	579,662	—	—	579,662

Total non-current assets	589,644	1,210	203	591,057

Current assets
Accounts receivable, net	22,096	(596)	(919)	20,581
Contract assets	—	656	—	656
Prepayments and other current assets	22,128	(37)	(1)	22,090
Others with no adjustments	27,326	—	—	27,326

Total current assets	71,550	23	(920)	70,653

Total assets	661,194	1,233	(717)	661,710

Current liabilities
Accrued expenses and other payables	98,695	(64,912)	—	33,783
Contract liabilities	—	62,175	—	62,175
Current portion of deferred revenues	1,233	(787)	—	446
Others with no adjustments	175,480	—	—	175,480

Total current liabilities	275,408	(3,524)	—	271,884

Net current liabilities	(203,858)	3,547	(920)	(201,231)

Total assets less current liabilities	385,786	4,757	(717)	389,826

Non-current liabilities
Deferred tax liabilities	8,010	1,066	—	9,076
Others with no adjustments	51,079	—	—	51,079

Total non-current liabilities	59,089	1,066	—	60,155

Total liabilities	334,497	(2,458)	—	332,039

Equity
Share capital	80,932	—	—	80,932
Reserves	244,935	3,691	(716)	247,910

Total equity attributable to equity holders of the Company	325,867	3,691	(716)	328,842
Non-controlling interests	830	—	(1)	829

Total equity	326,697	3,691	(717)	329,671

Total liabilities and equity	661,194	1,233	(717)	661,710

Note:

For the purpose of reporting cash flows from operating activities under indirect method for the year ended December 31, 2018, movements in working capital have been computed based on opening consolidated statement of financial position as of January 1, 2018 as disclosed above.